TRADE ACCOUNTS RECEIVABLE - Changes in impairment of financial assets (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Changes in the impairment
Impairment at beginning of period	R$ (158,157)	R$ (131,639)	R$ (199,306)
Effects of IFRS 9 adoption				R$ (48,063)
Adjusted impairment balance on financial assets				R$ (179,702)
Impairment on financial assets during the year	(81,243)	(111,900)	(98,476)
Recoveries in the year	60,199	101,986	80,134
Write-offs	78,635	39,943	73,591
Loss of control by joint venture creation			1,487
Assets held for sale		(3,348)	11,207
Exchange variation	2,487	(5,136)	(276)
Impairment at end of period	R$ (98,079)	R$ (158,157)	R$ (131,639)